Common shares, preferred shares and other equity instruments - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
		Dec. 02, 2024	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Dividend paid			$ 5,198	$ 5,003
Dividend paid per share	[1]		$ 4.24	$ 4.18
Quarterly dividend payable declared		$ 1.06
Dividend recorded date		Jan. 07, 2025
Dividend payable date		Jan. 29, 2025
Stock issuable on conversion of instruments			4,582	5,046
Conversion rate for outstanding NVCC subordinated			125.00%
Conversion price outstanding NVCC subordinated			$ 5
Interest paid			$ 469	$ 405
Net income taxes			$ 93	$ 75

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.